Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Period Ended July 24, 1998*
 ................................................................................

INCOME:
Dividends ..................................................     $     7,838
Interest ...................................................       3,795,666
Fee income (note 2) ........................................         130,975
                                                              -----------------

  Total investment income ..................................       3,934,479
                                                              -----------------

EXPENSES (NOTE 3):
Investment management fee ..................................         214,761
Administrative fee .........................................          85,904
Custodian and accounting fees ..............................          64,462
Transfer agent fees ........................................          16,223
Reports to shareholders ....................................          43,635
Directors' fees ............................................          12,091
Audit and legal fees .......................................          69,423
Other expenses .............................................          21,584
                                                              -----------------
  Total expenses ...........................................         528,083
    Less expenses paid indirectly ..........................          (8,854)
                                                              -----------------

  Total net expenses .......................................         519,229
                                                              -----------------

  Net investment income ....................................       3,415,250
                                                              -----------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 AND FOREIGN CURRENCY:
Net realized loss on investments (note 4) ..................        (427,720)
Net realized loss on foreign currency transactions .........         (12,016)
                                                              -----------------

  Net realized loss on investments and foreign currency
    transactions ...........................................        (439,736)
Net change in unrealized appreciation or depreciation of
  investments and on translation of other assets and
  liabilities denominated in foreign currencies ............       1,958,668
                                                              -----------------

  Net gain on investments and foreign currency .............       1,518,932
                                                              -----------------

    Net increase in net assets resulting from operations ...     $ 4,934,182
                                                              -----------------
                                                              -----------------

* DATE FUND DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 IN THE NOTES TO
 FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                1998 Annual Report  1  The Americas Income Trust

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                 PERIOD ENDED         YEAR ENDED
                                                                   7/24/98*            10/31/97
                                                              ------------------   -----------------
OPERATIONS:
Net investment income ......................................     $  3,415,250         $ 4,424,736
Net realized gain (loss) on investments and foreign currency
  transactions .............................................         (439,736)          4,792,455
Net change in unrealized appreciation or depreciation of
  investments and on translation of other assets and
  liabilities denominated in foreign currencies ............        1,958,668          (4,463,289)
                                                              ------------------   -----------------

  Net increase in net assets resulting from operations .....        4,934,182           4,753,902
                                                              ------------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................       (3,346,656)         (3,875,810)
Tax return of capital ......................................          (29,049)                 --
                                                              ------------------   -----------------
  Total distributions ......................................       (3,375,705)         (3,875,810)
                                                              ------------------   -----------------

CAPITAL SHARE TRANSACTIONS:
Fund merger (note 6) .......................................      (57,499,714)                 --
                                                              ------------------   -----------------
  Total increase (decrease) in net assets ..................      (55,941,237)            878,092

Net assets at beginning of period ..........................       55,941,237          55,063,145
                                                              ------------------   -----------------

Net assets at end of period ................................     $         --         $55,941,237
                                                              ------------------   -----------------
                                                              ------------------   -----------------

Undistributed net investment income ........................     $         --         $   556,355
                                                              ------------------   -----------------
                                                              ------------------   -----------------

* DATE FUND DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                1998 Annual Report  2  The Americas Income Trust

        Notes to Financial Statements
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
               The Americas Income Trust Inc. (the fund) is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, closed-end management investment company. The fund primarily invested in debt securities issued by issuers located in the United States, Canada and Mexico. The fund could invest up to 35% of its assets in non-rated and below investment grade debt securities. Debt securities that the fund could invest in included: mortgage-related securities; asset-backed securities; structured securities, including foreign linked index securities; municipal obligations; Brady bonds and corporate debt securities, and U.S. and foreign government securities. The fund could purchase securities through the dollar-roll program. Fund shares were listed on the New York Stock Exchange under the symbol XUS.

               On May 1, 1998, Piper Jaffray Companies Inc., the parent company of the fund's investment advisor, was acquired by U.S. Bancorp. U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of June 30, 1998, U.S. Bancorp was the 14th largest U.S. commercial bank holding company, with assets of nearly $73.8 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp, currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of June 30, 1998, U.S. Bank, acting through its First American Asset Management group, managed more than $77.5 billion in assets, including approximately $28.4 billion in assets of the First American Funds.

               As discussed in note 6, all of the fund's net assets were acquired by First American Investment Funds, Inc. - Strategic Income Fund effective at the close of business on July 24, 1998. It is anticipated that the company will be dissolved under Minnesota law as soon as practicable.

---------------------------------------------------------------------

                1998 Annual Report  3  The Americas Income Trust

--------------------------------------------------------------------------------

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                  INVESTMENTS IN SECURITIES
               Portfolio securities for which market quotations were readily available were valued at current market value. If market quotations or valuations were not readily available, or if such quotations or valuations were believed to be inaccurate, unreliable or not reflective of market value, portfolio securities were valued according to procedures adopted by the fund's board of directors in good faith at "fair value", that is, a price that the fund might have reasonably expected to receive for the security or other asset upon its current sale.

               The current market value of certain fixed income securities was provided by an independent pricing service. Fixed income securities for which prices were not available from an independent pricing service but where an active market exists were valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less were valued at amortized cost, which approximated market value.

               Securities transactions were accounted for on the date securities were purchased or sold. Realized gains and losses were calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, was recorded on an accrual basis.

                  FOREIGN CURRENCY TRANSLATION AND TRANSACTIONS
               Securities and other assets and liabilities denominated in foreign currencies were translated into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses were translated at the exchange rate on the transaction date. For financial reporting purposes the realized and unrealized gain
               (loss) on investments reflected changes in exchange rates as well as changes in the market value of investments.

---------------------------------------------------------------------

                1998 Annual Report  4  The Americas Income Trust

--------------------------------------------------------------------------------

               The fund also entered into forward foreign currency exchange contracts for hedging purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund, and the resulting unrealized appreciation or depreciation, were determined using foreign currency exchange rates from independent pricing sources. The fund was subject to the credit risk that the other party would not complete the obligations of the contract.

                  SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
               Delivery and payment for securities that were purchased by the fund on a when-issued or forward-commitment basis could take place a month or more after the transaction date. During this period, such securities did not earn interest, were subject to market fluctuation and may have increased or decreased in value prior to their delivery. The fund segregated, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may have increased the volatility of the fund's net asset value if the fund made such purchases while remaining substantially fully invested.

               In connection with its ability to purchase securities on a when-issued or forward-commitment basis, the fund entered into mortgage dollar rolls in which the fund sold securities purchased on a forward commitment basis and simultaneously contracted with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. As an inducement to "roll over" its purchase commitments, the fund received negotiated fees. For the period ended July 24, 1998, such fees earned by the fund amounted to $130,975.

                  FEDERAL TAXES
               The fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and was not

---------------------------------------------------------------------

                1998 Annual Report  5  The Americas Income Trust

--------------------------------------------------------------------------------
               subject to federal income tax. The fund distributed its taxable net investment income and any realized gains to avoid the payment of any federal excise taxes.

               Net investment income and net realized gains (losses) differed for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may have differed from its ultimate characterization for federal income tax purposes. Distributions that exceeded the net investment income or net realized gains recorded on a tax basis are presented as a "tax return of capital" in the statements of changes in net assets and the financial highlights. In addition, due to the timing of dividend distributions, the fiscal year in which amounts were distributed may differ from the year that the income or realized gains or losses were recorded by the fund.

               As a result of permanent book-to-tax differences, a reclassification adjustment was made to decrease undistributed net investment income and decrease accumulated net realized loss on investments by $624,949.

                  DISTRIBUTIONS TO SHAREHOLDERS
               Distributions to shareholders from net investment income were declared daily and paid monthly. Net realized gains distributions, if any, were made at least annually. Distributions were payable in cash or reinvested in additional shares.

                  REPURCHASE AGREEMENTS
               For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, transferred uninvested cash balances into a joint trading account, the daily aggregate of which was invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements were held by the fund's custodian bank

---------------------------------------------------------------------

                1998 Annual Report  6  The Americas Income Trust

--------------------------------------------------------------------------------
               until maturity of the repurchase agreement. Provisions for all agreements ensured that the daily market value of the collateral was in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default.

                  USE OF ESTIMATES
               The preparation of financial statements in conformity with generally accepted accounting principles required management to make estimates and assumptions that affected the reported amounts in the financial statements. Actual results could have differed from these estimates.

(3) EXPENSES
 ................................
                  INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
               The fund entered into an investment advisory agreement with Piper Capital Management Incorporated. In addition, Piper Capital provided services under an administration agreement through April 30, 1998. Effective May 1, 1998, the fund entered into an administration agreement with U.S. Bank, an affiliate of the advisor.

               The investment advisory agreement provided the advisor with a monthly investment management fee equal to an annualized rate of 0.50% of the fund's average weekly net assets. For its fee, the advisor provided investment advice and conducted the management and investment activity of the fund.

               Salomon Brothers Asset Management Inc. was retained by Piper Capital Management Incorporated as the subadvisor of the fund and was paid a fee equal to 75% of the investment management fee.

               The administration agreement provided the administrator with a monthly fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets. For its fee, the administrator provided reporting, regulatory and record-keeping services for the fund.

---------------------------------------------------------------------

                1998 Annual Report  7  The Americas Income Trust

--------------------------------------------------------------------------------

                  OTHER FEES AND EXPENSES
               In addition to the investment management and administrative fees, the fund was responsible for paying most other operating expenses, including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

               Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the fund.

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
               Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities and dollar roll transactions, for the period ended July 24, 1998, aggregated $49,967,735 and $44,306,690, respectively. Including dollar rolls, such purchases and sales aggregated $216,145,083 and $210,484,040, respectively.

(5) CAPITAL LOSS
    CARRYOVER
 ................................
               For federal income tax purposes, the fund had capital loss carryovers at July 24, 1998, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as indicated below. It is unlikely the board of Strategic Income Fund will authorize a distribution of any net realized capital gains by such fund until the available capital loss carryovers have been offset or expire.

                                          CAPITAL LOSS
                                            CARRYOVER     EXPIRATION
                                          -------------   ----------
                                           $    115,663      2002
                                              9,607,653      2003
                                              5,431,300      2004
                                          -------------
                                           $ 15,154,616
                                          -------------
                                          -------------

(6) MERGER
 ................................
               At a special meeting held July 10, 1998, shareholders of XUS approved a plan under which the fund's net assets were acquired by First American Investment Funds, Inc. - Strategic Income Fund, a

---------------------------------------------------------------------

                1998 Annual Report  8  The Americas Income Trust

--------------------------------------------------------------------------------
               newly-created, diversified series of an open-end investment management company, in exchange for Class A Shares. This tax-free reorganization was effective July 24, 1998.

               The following table presents the composition of the net assets of XUS immediately prior to the merger.

Capital stock and additional paid-in
  capital ..............................  $ 72,436,564
Accumulated net realized loss on
  investments ..........................   (15,154,616)
Unrealized appreciation of investments
  and other assets and liabilities
  denominated in foreign currencies ....       217,766
                                          ------------
Total - representing net assets
  applicable to capital stock ..........  $ 57,499,714
                                          ------------
                                          ------------
Net asset value ........................  $      9.198
Shares outstanding .....................     6,251,305

---------------------------------------------------------------------

                1998 Annual Report  9  The Americas Income Trust

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                                              Period         Year           Year           Year          Period
                                              Ended          Ended          Ended          Ended          Ended
                                            7/24/98(h)     10/31/97      10/31/96(e)     10/31/95      10/31/94(f)
                                          --------------   ---------   ---------------   ---------   ---------------
PER-SHARE DATA
Net asset value, beginning of period ...      $ 8.95         $ 8.81         $ 8.21         $10.26         $14.04
                                             -------       ---------       -------       ---------   ---------------
Operations:
  Net investment income ................        0.55           0.71           0.59           0.79           0.92
  Net realized and unrealized gains on
    investments                                 0.24           0.05           0.64          (1.96)         (3.85)
                                             -------       ---------       -------       ---------   ---------------
    Total from operations ..............        0.79           0.76           1.23          (1.17)         (2.93)
                                             -------       ---------       -------       ---------   ---------------
Distributions to shareholders:
  From net investment income ...........       (0.54)         (0.62)            --             --          (0.73)
  Tax return of capital ................          --             --          (0.63)         (0.88)         (0.12)
                                             -------       ---------       -------       ---------   ---------------
    Total distributions to
      shareholders .....................       (0.54)         (0.62)         (0.63)         (0.88)         (0.85)
                                             -------       ---------       -------       ---------   ---------------
Net asset value, date of merger
  (7/24/98) ............................       (9.20)            --             --             --             --
                                             -------       ---------       -------       ---------   ---------------
Net asset value, end of period .........      $   --         $ 8.95         $ 8.81         $ 8.21         $10.26
                                             -------       ---------       -------       ---------   ---------------
                                             -------       ---------       -------       ---------   ---------------
Market value, end of period ............      $   --(i)      $ 8.25         $ 7.38         $ 6.88         $ 9.75
                                             -------       ---------       -------       ---------   ---------------
                                             -------       ---------       -------       ---------   ---------------
SELECTED INFORMATION
Total return, net asset value (a) ......        8.85%          8.63%         15.78%        (10.96)%       (20.98)%
Total return, market value (b) .........       18.57%         21.02%         17.32%        (20.90)%       (29.98)%
Net assets at end of period (in
  millions) ............................      $   --         $   56         $   55         $   52         $   66
Ratio of expenses to average weekly net
  assets including interest expense ....        1.22%(g)       1.15%          1.27%          1.21%          1.60%(g)
Ratio of expenses to average weekly net
  assets excluding interest expense ....        1.22%(g)       1.15%          1.27%          1.21%          0.93%(g)
Ratio of net investment income to
  average weekly net assets ............        7.92%(g)       7.66%          7.23%          9.60%         10.82%(g)
Portfolio turnover rate (excluding
  short-term securities and dollar roll
  transactions) ........................         115%           121%           104%            61%            62%
Amount of borrowings outstanding at end
  of period (in millions) (c) ..........      $   --         $   --         $   --         $   --         $   15
Per-share amount of borrowings
  outstanding at end of period .........      $   --         $   --         $   --         $   --         $ 2.33
Per-share amount of net assets,
  excluding borrowings, at end of
  period ...............................      $   --         $   --         $   --         $   --         $12.59
Asset coverage ratio (d) ...............          --             --             --             --            540%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN. FOR PURPOSES OF THE FISCAL 1998 COMPUTATION, THE JULY 24, 1998 NET ASSET VALUE IS USED AS THE END OF PERIOD VALUE. SEE NOTE 6 REGARDING THE MERGER INTO AN OPEN-END MANAGEMENT INVESTMENT COMPANY ON JULY 24, 1998.
(c) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS FOR WHICH LIQUID SECURITIES ARE SEGREGATED WITH THE CUSTODIAN ARE NOT CONSIDERED BORROWINGS. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(d) REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.
(e) EFFECTIVE MAY 22, 1996, SALOMON BROTHERS ASSET MANAGEMENT INC. BECAME THE SUBADVISOR TO THE FUND.
(f)  COMMENCEMENT OF OPERATIONS WAS JANUARY 28, 1994.
(g)  ANNUALIZED.
(h) DATE THE FUND DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.
(i)  SHARES STOPPED TRADING ON THE NEW YORK STOCK EXCHANGE ON JULY 20, 1998.

---------------------------------------------------------------------

               1998 Annual Report  10  The Americas Income Trust

Independent Auditors' Report
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS
THE AMERICAS INCOME TRUST INC.:

We have audited the statement of operations of The Americas Income Trust Inc. for the period from November 1, 1997 to July 24, 1998 (date of fund merger), the statements of changes in net assets for the period from November 1, 1997 to July 24, 1998 and the year ended October 31, 1997, and the financial highlights presented in note 7 to the financial statements. These financial statements and the financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations for The Americas Income Trust Inc. and the changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

As described in note 1 to the financial statements, The Americas Income Trust Inc. merged into Strategic Income Fund (a series of First American Investment Funds, Inc.) effective July 24, 1998.

KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 4, 1998

---------------------------------------------------------------------

               1998 Annual Report  11  The Americas Income Trust

        Federal Income Tax Information
--------------------------------------------------------------------------------

               The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Distributions for the calendar year will be reported on Form 1099-DIV. Please consult a tax adviser on how to report these distributions at the state and local levels.

                  INCOME DISTRIBUTIONS
                  (99.14% TAXABLE AS ORDINARY DIVIDENDS, 0.86% TAX RETURN OF CAPITAL, NONE QUALIFYING FOR DEDUCTION BY CORPORATIONS)

PAYABLE DATE                              AMOUNT
----------------------------------------  -------
November 24, 1997 ......................  $0.0550
December 17, 1997 ......................   0.0550
January 12, 1998 .......................   0.0550
February 25, 1998 ......................   0.0600
March 25, 1998 .........................   0.0600
April 22, 1998 .........................   0.0550
May 27, 1998 ...........................   0.0550
June 24, 1998 ..........................   0.0550
July 17, 1998 ..........................   0.0900
                                          -------
    Total ..............................  $0.5400
                                          -------
                                          -------

---------------------------------------------------------------------

               1998 Annual Report  12  The Americas Income Trust

        Shareholder Update
--------------------------------------------------------------------------------

                  ANNUAL MEETING RESULTS
               An annual meeting of the fund's shareholders was held on July 10, 1998. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

               1. PROPOSAL TO RATIFY AND APPROVE AN INTERIM ADVISORY AGREEMENT between the fund and Piper Capital Management Incorporated ("Piper Capital"), and the receipt of investment advisory fees by Piper Capital under such agreement:

                                          SHARES VOTED
                                          ------------
For ....................................    5,511,258
Against ................................       86,127
Abstain ................................      100,067
                                          ------------
Total ..................................    5,697,452
                                          ------------
                                          ------------

               2. PROPOSAL TO RATIFY AND APPROVE AN INTERIM SUB-ADVISORY AGREEMENT between Piper Capital and Salomon Brothers Asset Management Inc. (Salomon) and the receipt of sub-advisory fees by Salomon under such agreement:

                                          SHARES VOTED
                                          ------------
For ....................................    5,515,139
Against ................................       91,189
Abstain ................................       91,124
                                          ------------
Total ..................................    5,697,452
                                          ------------
                                          ------------

               3. PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION providing for the transfer of the assets and liabilities of the Fund to Strategic Income

---------------------------------------------------------------------

               1998 Annual Report  13  The Americas Income Trust

--------------------------------------------------------------------------------
                   Fund, a newly created open-end fund of First American Investment Funds, Inc. ("FAIF"), in exchange for Class A Shares of Strategic Income Fund.:

                                          SHARES VOTED
                                          ------------
For ....................................    3,920,648
Against ................................       86,735
Abstain ................................       92,923
Broker Non-Vote ........................    1,597,146
                                          ------------
Total ..................................    5,697,452
                                          ------------
                                          ------------

---------------------------------------------------------------------

               1998 Annual Report  14  The Americas Income Trust